Note 12 - Other Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Other Assets (Details) [Line Items]
Amortization of Deferred Charges	$ 1,162,000	$ 1,299,000	$ 1,150,000
Land Use Rights Term	50 years
Amortization of Intangible Assets	31,000	337,000	379,000
Intelligent E-Commerce Group [Member]
Note 12 - Other Assets (Details) [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges		660,000
Land Use Rights [Member]
Note 12 - Other Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years 255 days
Amortization of Intangible Assets	$ 28,000	$ 29,000	$ 28,000
Minimum [Member] | Consultant And Maintenance Contracts [Member]
Note 12 - Other Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Consultant And Maintenance Contracts [Member]
Note 12 - Other Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years